NOTE 8. RELATED PARTIES TRANSACTIONS	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
NOTE 8. RELATED PARTIES TRANSACTIONS

NOTE 8. RELATED PARTIES TRANSACTIONS

The Company intends on relying on other businesses controlled by our sole director and officer, and beneficial owner of the majority shares of common stock in the Company – Alton Perkins, in implementing its business plan.

Mr. Perkins is the control person of Yilaime Corporation, AmericaTowne and AXP Holding Corporation. At this time, the purpose of the Company is to service the construction and related technology needs of AmericaTowne under AmericaTowne’s agreements with the Shexian County Investment Promotion Bureau in developing an AmericaTowne community in the Hanwang mountains in Shexian, China. The Company also intends on supporting these services in other AmericaTowne ventures at the invitation of the Xiamen Longyan City Chamber of Commerce, Xiamen/Longyan China and the Xiamen City Growth Planning Agency in developing an AmericaTowne Community and an International School in Longyan County China.

The related export services rendered to the Company in the implementation of its business plan cannot be provided by AmericaTowne or through the AmericaTowne relationship. In order to avoid conflicts of interest, Mr. Perkins is of the opinion that there must be a separate and distinct agreement between, in this case, the Company and AXP Holding Corporation. Furthermore, although other similar IC-DISC entities exist, the Company is able to obtain better terms and conditions from AXP Holding Corporation in light of Mr. Perkins’ control of AXP Holding Corporation.

AmericaTowne’s Board of Directors determined that operating and controlling a separate but related entity focused on the development and the exporting of modular energy efficient technology and processes for government and private enterprises in China would be more prudent from a risk mitigation and operational standpoint than providing these services under the AmericaTowne business plan. Furthermore, the intent of the Company is to expand its services and relationships to other similar endeavors in projects not related to AmericaTowne, thus the need to maintain and operate a separate entity.

Cooperative Agreement (Shexian County Government, China)

The Company’s majority and controlling shareholder – AmericaTowne, is a party under the Cooperative Agreement with the Shexian County Investment Promotion Bureau (the “Shexian Agreement”). Under the Shexian Agreement, AmericaTowne and the Shexian County Bureau have agreed to a partnership in furthering the development of an AmericaTowne community in the Hanwang mountains. Although not definitive at this time, the parties have agreed that, in consideration for AmericaTowne’s investment of approximately $30,000,000 into the development, plus any additional tax paid to the local government, where applicable, the Shexian County Bureau will dedicate local resources, including land (which AmericaTowne would be required to obtain rights through local bid invitation), and participation with AmericaTowne in an agreed upon equity split through a future definitive agreement.

The Company will be providing construction and technology services to AmericaTowne in facilitating AmericaTowne’s obligations under the Shexian Agreement. The Company’s ability to generate revenue under its agreement with AmericaTowne could be impaired in the event AmericaTowne is not able to meet its obligations under the Shexian Agreement. Furthermore, Mr. Perkins, as a control person of each entity, might elect to forego certain obligations of AmericaTowne under the Shexian Agreement or not enter into a more definitive agreement with the Shexian County Bureau, which in turn, could impact the Company’s ability to meet its business plan set forth herein.

Sales and Support Services Agreement (Yilaime Corporation)

On June 27, 2016, we entered into a Sales and Support Services Agreement with Yilaime Corporation, a Nevada corporation (“Yilaime”). Yilaime is controlled by Alton Perkins, who is our sole director and officer. Yilaime, and another related-party – Yilaime Corporation of NC, Inc. (“Yilaime NC”), are the holders of the majority of issued and outstanding shares of common stock in AmericaTowne, Inc. (“ATI”), a Delaware corporation and fully-reporting company with the United States Securities and Exchange Commission (the “SEC”). Mr. Perkins is also the Trustee of the Alton & Xiang Mei Lin Perkins Family Trust (“Perkins Trust”) and the AXP Nevada Asset Protection Trust 1 (“AXP”), which holds 5,100,367 and 120,000 shares, respectively, of the issued and outstanding common stock in ATI. Mr. Perkins is the beneficial owner of 20,674,484 shares of ATI, which equals 90.11% of issued and outstanding shares. Mr. Perkins is the beneficial owner of the majority and controlling interest in the Company through his direct holdings, and beneficial holdings through Yilaime, AXP and the Perkins Trust. ATI, Perkins Trust and Mr. Perkins beneficially own 110,117,593 shares, or 86%, of the Company’s common stock.

Under the Services Agreement, Yilaime will provide the Company with marketing, sales and support services in the Company’s pursuit of ATI Modular business in China in consideration of a commission equal to 10% of the gross amount of monies procured for the Company through Yilaime’s services. In consideration of the right to receive this commission, Yilaime has agreed to pay the Company a quarterly fee of $250,000 starting on July 1, 2016. The Services Agreement is set to expire on June 10, 2020, absent early termination for breach thereof by either party. Yilaime retains an option to extend the term under its sole discretion until June 10, 2025 by providing written notice to the Company by March 10, 2019. Yilaime has agreed to be the Company’s exclusive independent contractor in providing the services in the Services Agreement, and has agreed to a non-compete and non-circumvent agreement.

Yilaime is obligated to provide support services only in a manner that is deemed commercially acceptable by Yilaime and Yilaime has the sole right to determine the means, manner and method by which services will be provided and at the time and location of its choosing. Furthermore, as the control person of Yilaime, Mr. Perkins might make decisions he deems are in the best interests of Yilaime, which might be to the detriment of the goals and objectives of the Company.

Modular Construction & Technology Services Agreement (AmericaTowne)

On June 28, 2016, we entered into a Modular Construction & Technology Services Agreement (the “Modular Services Agreement”) with AmericaTowne Inc. (“ATI”), a Delaware corporation and fully-reporting company with the United States Securities and Exchange Commission (the “SEC”). The impetus behind the Modular Services Agreement was the Company’s Cooperative Agreement with the Shexian County Government, China. Under the Cooperative Agreement, ATI and the Shexian County Bureau have agreed to a partnership in furthering the development of an AmericaTowne community in the Hanwang mountains, Shexian, China. In addition, ATI, at the invitation of the Xiamen Longyan City Chamber of Commerce, Xiamen/Longyan China and the Xiamen City Growth Planning Agency plan to pursue the development of an AmericaTowne Community and an International School in Longyan County China.

Under the Modular Services Agreement, ATI Modular shall provide the research, development, training and modular technology in a manner deemed commercially acceptable by ATI based on its commercially reasonable requirements, plans and specifications, which shall be agreed upon in advance of any substantial and material construction. ATI will pay the Company a quarterly fee of $125,000 per quarter. The initial fee was paid upon signing the Modular Services Agreement. The Services Agreement is set to expire on June 10, 2020, absent early termination for breach thereof by either party. ATI retains an option to extend the term under its sole discretion until June 10, 2025 by providing written notice to the Company by March 10, 2019. Yilaime has agreed to be the Company’s exclusive independent contractor in providing the services in the Services Agreement, and has agreed to a non-compete and non-circumvent agreement.

Interest Charge – Domestic International Sales Agreement (AXP Holding Corporation)

On June 29, 2016, we entered into an IC-DISC Service Provider Agreement with AXP Holding Corporation, a Nevada corporation (“AXP Holding”) and related party to the Company through Mr. Perkins control of AXP Holding. AXP Holding is an Interest Charge - Domestic International Sales Corporation, or “IC-DISC”. AXP IC-DISC tax-exempt status was authorized and approved by the United States Department of the Treasury, Internal Revenue Service. As an IC-DISC, AXP Holding may, under certain conditions, act as a sister corporation to entities and provide services to assist a company in obtaining lower tax rates on export income. In addition to the export tax savings provided by AXP, AXP can provide an additional array of services including promoting the Company’s export activities, purchasing receivables from the Company at a discount through a factoring relationship, and providing the Company with working capital loans.

The term under the IC-DISC Service Provider Agreement is set to expire on December 6, 2019, absent early termination for breach thereof by either party. AXP retains the right to extend the term, exercising its sole discretion, to December 6, 2024 by providing written notice to the Company by November 6, 2019. AXP has agreed to a non-compete and non-circumvent in providing the services under the IC-DISC Service Provider Agreement.

The Company has agreed to pay AXP a commission fee up to the greater of 50% of the Company’s export net income or 4% of the Company’s export gross receipts. The Company will determine the exact amount and the method of payment of the commission fee. The commission fee shall be paid at the option of the Company periodically throughout the year, but no later than December 31 on annual basis. If there is no commission fee due to no export sales, the Company will pay AXP an export service fee of $50,000. The export service fee, if any, is due on or before December 31 on an annual basis.

In addition, for referring businesses from the Company’s “Export Platform” or “Community,” AXP agrees to pay the Company 25% of each “Sales Export Service Fee” charged and received as an “IC-DISC Commission” from each Exporter or Licensee resulting from participating in the Export Platform or Community. This fee is called a “Group Export Consulting Fee” in the IC-DISC Service Provider Agreement, and is due no later than fifteen business days after receipt from the Exporter or Licensee, but no later than December 31 on an annual basis. For illustrative purposes, if AXP receives and or charges an Exporter 50% of its net export sales as a commission, and that value is $100,000, AXP would owe the Company 25%, or $25,000. Furthermore, during the term, the Company shall pay AXP a flat fee of $5,000 per transaction for purchasing receivables from the Company, plus an interest rate for such factoring at the prime rate plus one-percent.

The Company recognizes and confirms the requirements in ACS 850- 10-50-6 to disclose all related party transactions between the Company and related party transactions and or relationships.

The Company also leases office space from Yilaime for $2,500/month.

Pursuant to ASC 850-10-50-6, the Company makes the following transaction disclosures:

For Statement of Operations for the three months ended March 31, 2018 and 2017:

(a)	$125,000 and $125,000 in revenues for ATI Services Agreements with the Company;
(b)	$7,500 and $7,500 for general and administrative expenses for rent expenses the Company paid to Yilaime towards its lease agreement;
(c)	$30,204 and $14,765 of compensation expense for AXP Holding Corp charges for DISC.
(d)	$25,000 and $25,000 for general and administrative operating expenses recorded as stock compensation for respective employment agreements;
(e)	$0 and $1,500 for general and administrative expenses for commissions and fees

For Balance Sheets on March 31, 2018 and December 31, 2017:

(a)	$469,441 and $349,642 net account receivables ATI owes to the Company;
(b)	$1,277,651 and $1,046,560 net account receivables Yilaime owes to the Company;
(c)	$52,264 and $98,424 prepayments to AXP Holding Corp;
(d)	$1,504,387 and $1,254,387 deferred revenue-Yilaime;
(e)	$13,712 and 23,712 as accounts payable to Anhui Ao De Xin Modular Construction Technology Co., Ltd.;
(f)	$325,000 and 350,000 as deferred compensation pursuant to respective employment agreements